Floating Rate Fund	07/01/2013 to 06/30/2014

ICA File Number: 811-22557
Registrant Name: T. Rowe Price Floating Rate Fund, Inc.
Reporting Period: 07/01/2013 - 06/30/2014

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2013 to 06/30/2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Floating Rate Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2014

Floating Rate Fund

DETROIT MI W&S 5.00% NOTES DUE JULY 1, 2017 Meeting Date: SEP 12, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 251250AD8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect to complete the Certificate of Beneficial Ownership.	Management	N/A	NO

SPECTRUM BRANDS INC 9.5% NOTES DUE JUNE 15, 2018 Meeting Date: AUG 08, 2013 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: B561D68
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender to receive a Total Consideration of 1,116.38 USD per 1,000 USD P/A. Holders will receive accrued and unpaid interest up to, but excluding, the settlement date.	Management	N/A	NO

WIND ACQUISITION FIN SA VAR NOTES DUE APRIL 30, 2019 Meeting Date: MAR 28, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: B840G92
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to only the base 2013 indenture proposed amendments and waivers.	Management	N/A	YES

END NPX REPORT